Investment in Affiliates, at Equity - Condensed Financial Data for Fuji Xerox Unconsolidated Affiliate (Details) (Fuji Xerox [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fuji Xerox [Member]
Summary of Operations
Revenues	$ 12,367	$ 11,276	$ 9,998
Costs and expenses	11,464	10,659	9,781
Income before income taxes	903	617	217
Income tax expense	312	291	67
Net income	591	326	150
Less: Net income - noncontrolling interests	5	5	1
Net income - Fuji Xerox	586	321	149
Assts:
Current assets	5,056	4,884	4,111
Long-term assets	6,064	5,978	5,457
Total Asses\ts	11,120	10,862	9,568
Liabilities and Equity:
Current liabilities	3,772	3,534	2,643
Long-term debt	817	1,260	1,368
Other long-term liabilities	700	707	1,104
Noncontrolling interests	25	22	19
Fuji Xerox shareholders' equity	5,806	5,339	4,434
Total Liabilities and Equity	$ 11,120	$ 10,862	$ 9,568